Summary of Significant Accounting Policies - Schedule of Estimated Economic Useful Lives of Intangible Assets, Net (Details)	Dec. 31, 2024
Software and others [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated economic useful lives	5 years